PGIM Jennison NextGeneration Global Opportunities Fund
Schedule of Investments as of July 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 92.6%
Common Stocks
Australia 3.8%
NEXTDC Ltd.*	25,913	$285,360
Canada 10.3%
Dollarama, Inc.	2,266	212,428
Fairfax Financial Holdings Ltd.	247	291,292
FirstService Corp.	781	136,175
TFI International, Inc.	850	132,388
		772,283
India 11.4%
Anant Raj Ltd.	41,408	275,569
CG Power & Industrial Solutions Ltd.	13,565	119,548
KEI Industries Ltd.	3,823	198,326
MakeMyTrip Ltd.*	1,617	151,335
Phoenix Mills Ltd. (The)	2,539	109,266
		854,044
Israel 2.6%
Camtek Ltd.	888	93,240
Nova Ltd.*	473	97,660
		190,900
Mexico 1.0%
Corp Inmobiliaria Vesta SAB de CV	25,020	73,310
Sweden 3.7%
Hemnet Group AB	4,524	167,621
MIPS AB	2,242	111,635
		279,256
Taiwan 1.5%
Jentech Precision Industrial Co. Ltd.	3,155	113,359
United States 58.3%
Appfolio, Inc. (Class A Stock)*	917	203,097
Axon Enterprise, Inc.*	756	226,808
AZEK Co., Inc. (The)*	5,369	241,014
Casella Waste Systems, Inc. (Class A Stock)*	1,110	114,952
Cava Group, Inc.*(a)	4,087	344,207

PGIM Jennison NextGeneration Global Opportunities Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description		Shares		Value
Common Stocks (Continued)
United States (cont’d.)
CDW Corp.			451	$98,368
Comfort Systems USA, Inc.			806	267,930
Dynatrace, Inc.*			2,383	104,661
elf Beauty, Inc.*			1,472	254,038
Fair Isaac Corp.*			150	240,000
Freshpet, Inc.*			1,110	135,087
Gartner, Inc.*			316	158,376
Hamilton Lane, Inc. (Class A Stock)			1,355	195,621
HEICO Corp.			576	139,012
HubSpot, Inc.*			153	76,046
James Hardie Industries PLC, CDI*			3,424	123,003
Kura Sushi USA, Inc. (Class A Stock)*			1,132	65,079
Monday.com Ltd.*			610	140,184
Monolithic Power Systems, Inc.			198	170,892
nVent Electric PLC			3,589	260,669
Procore Technologies, Inc.*			1,284	91,202
RadNet, Inc.*			1,776	106,116
Rambus, Inc.*			1,891	97,273
Saia, Inc.*			200	83,570
TopBuild Corp.*			497	237,834
Vertiv Holdings Co. (Class A Stock)			2,494	196,278
				4,371,317

Total Long-Term Investments (cost $5,525,806)				6,939,829
Short-Term Investments 10.1%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.561%)(wb)	623,370	623,370
PGIM Institutional Money Market Fund (7-day effective yield 5.606%) (cost $133,594; includes $132,944 of cash collateral for securities on loan)(b)(wb)	133,672	133,591

Total Short-Term Investments (cost $756,964)				756,961

TOTAL INVESTMENTS 102.7% (cost $6,282,770)				7,696,790
Liabilities in excess of other assets (2.7)%				(201,929)

Net Assets 100.0%				$7,494,861

PGIM Jennison NextGeneration Global Opportunities Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

CDI—Chess Depository Interest

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $134,752; cash collateral of $132,944 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
3